As filed with the Securities and Exchange Commission on March 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

THE MERGER FUND VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York, NY 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1. Report to Stockholders.

The Merger Fund VL

Annual Report
December 31, 2003

As of December 31, 2003, The Merger Fund VL had not commenced operations and had not yet engaged in a public offering of its shares of common stock.

The Merger Fund VL
Financial Statement
December 31, 2003

Report of Independent Auditors

To the Board of Trustees and Shareholder of The Merger Fund VL:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Merger Fund VL (the “Fund”) at December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 26, 2004

The Merger Fund VL
Statement of Assets and Liabilities
December 31, 2003

ASSETS

Cash	$ 100,000

Total Assets	100,000

LIABILITIES

Accrued Expenses	0

Total Liabilities	0

NET ASSETS	$ 100,000

Capital Shares Outstanding, $0.01 par value
unlimited shares authorized	10,000

Net Asset Value, offering price and
redemption price per share	$ 10.00

See accompanying notes to financial statements.

The Merger Fund VL
Notes to Financial Statements
December 31, 2003

1.    Organization

The Merger Fund VL (the “Fund”) was organized as a Delaware Statutory Trust on November 22, 2002 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund has had no operations through December 31, 2003 other than those related to organizational matters, including the sale of 10,000 shares of the Fund for cash in the amount of $10 per share to the initial investor, Westchester Capital Management, Inc.

2.    Significant Accounting Policies

Organization Expense
Costs incurred by the Fund in connection with its organization are expensed as incurred. The Adviser advanced these expenses, and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3).

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities in the accompanying financial statements. Actual results could differ from those estimates.

3.     Investment Adviser

The Fund has an Investment Advisory Agreement (the “Agreement”) with Westchester Capital Management, Inc. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has agreed to waive, through July 1, 2014 its management fee and/or reimburse the Fund’s other expenses, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.40 % of the average daily net assets of the Fund. Any such waiver or reimbursement is subject to later adjustment to allow the

The Merger Fund VL
Notes to Financial Statements, Continued
December 31, 2003

Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The Merger Fund VL
Additional Information

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Officers and Trustees of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund's Officers and Trustees and is available, without charge, upon request by calling 1-800-343-8959.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Officer or Trustee **	Other Directorships Held by Officer or Trustee

Frederick W. Green * Westchester Capital Management, Inc. 100 Summit Lake Drive Valhalla, NY 10595 Age: 57	President and Trustee	One-year term; since 1989	President of Westchester Capital Management, Inc., the Fund’s Adviser.	2	None

Bonnie L. Smith Westchester Capital Management, Inc. 100 Summit Lake Drive Valhalla, NY 10595 Age: 56	Vice President, Secretary and Treasurer	One-year term; since 1989	Vice President of Westchester Capital Management, Inc., the Fund’s Adviser.	2	None

James P. Logan, III Logan, Chace LLC420 Lexington Avenue New York, NY 10170 Age: 67	Independent Trustee	One-year term; since 1989	President of Logan, Chace LLC, an executive search firm; Chairman of J.P. Logan & Company.	2	None

Michael J. Downey 2 Parsons Lane Rochester, NY 14610 Age: 60	Independent Trustee	One-year term; since 1995	Managing Partner of Lexington Capital Investments. Consultant and independent financial advisor since July 1993.	2	Chairman and Director of The Asia Pacific Fund, Inc.

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Green is deemed to be an interested person because of his affiliation with the Fund’s investment adviser, Westchester Capital Management, Inc. and because he is an officer of the Fund.

** The fund complex consists of the Fund and The Merger Fund.

The Merger Fund VL
Additional Information

Availability of Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-343-8959 and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Michael J. Downey and James P. Logan III are the audit committee financial experts and are considered to be independent.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. The following table details the aggregate fees billed for audit fees by the principal accountant.

	FYE 12/31/2003	FYE 12/31/2002

Audit Fees *	$6,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$0	N/A
All Other Fees	$0	N/A

*Although the Registrant’s shares became effective on August 28, 2003, the Registrant has not yet had public sales.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable for annual reports filed for periods ending before January 1, 2004.

Item 10. Controls and Procedures.

  The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

  (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through the filing of an exhibit. Filed herewith.

  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund VL

By (Signature and Title) /s/ Frederick W. Green
                                          Frederick W. Green, President

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick W. Green
                                           Frederick W. Green, President

Date March 5, 2004______________________________________________________

By (Signature and Title)*  /s/ Bonnie L Smith
                                           Bonnie L. Smith, Treasurer

Date; March 5, 2004_____________________________________________________

* Print the name and title of each signing officer under his or her signature.